LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
IIA [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	3% of revenues derived from research and development projects.
Aggregate grant received including accrued interest	$ 6,401
Aggregate royalties entity paid	$ 3,332
Percentage of grant received	100.00%
BIRD [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	5% of revenues derived from research and the development projects.
Aggregate grant received including accrued interest	$ 937
Aggregate royalties entity paid
Percentage of grant received	150.00%
CIIRDF [Member]
Disclosure of transactions between related parties [line items]
Percentage of royalties the company undertook to pay	2.5% of revenues derived from research and the development projects.
Aggregate grant received including accrued interest	$ 334
Aggregate royalties entity paid
Percentage of grant received	100.00%